Financial Risk and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Statement [LineItems]
Categories of Financial Instruments
(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Non-derivative financial instruments
Financial assets at fair value through profit or loss
Designated financial assets at fair value through profit or loss	$263,201	$213,180
Financial assets held for trading	665,160	663,138

Subtotal	928,361	876,318

Available-for-sale financial assets	20,415,541	20,636,332

Financial assets measured at cost	2,760,615	2,218,472

Loans and receivables
Cash and cash equivalents (excludes cash on hand)	57,575,264	81,670,212
Receivables	23,965,052	22,149,072
Refundable deposits	2,203,658	1,903,041
Other financial assets, current	323,769	2,645,003

Subtotal	84,067,743	108,367,328

Derivative financial instruments
Financial assets at fair value through profit or loss
Forward exchange contracts	543	—
Option	—	31,605

Total	$108,172,803	$132,130,055

	As of December 31,
Financial Liabilities	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Non-derivative financial instruments
Financial liabilities measured at amortized cost
Short-term loans	$20,550,801	$25,445,540
Payables	34,401,266	24,274,413
Guarantee deposit (current portion included)	491,089	564,576
Bonds payable (current portion included)	41,980,931	48,517,631
Long-term loans (current portion included)	29,248,690	32,165,336
Other financial liabilities-noncurrent	20,311,688	20,486,119

Subtotal	146,984,465	151,453,615

Derivative financial instruments
Financial liabilities at fair value through profit or loss
Forward exchange contracts	60,855	—

Total	$147,045,320	$151,453,615

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity

The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2016
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$20,916,531	$—	$—	$—	$20,916,531
Payables	33,996,623	—	—	109,075	34,105,698
Guarantee deposits	—	13,140	32,347	445,602	491,089
Bonds payable	8,062,161	10,339,221	22,870,813	3,144,137	44,416,332
Long-term loans	4,000,076	7,507,908	9,899,242	12,575,318	33,982,544
Other financial liabilities-noncurrent	—	—	—	22,561,882	22,561,882

Total	$66,975,391	$17,860,269	$32,802,402	$38,836,014	$156,474,076

Derivative financial liabilities
Forward exchange contracts
Net settlement	$(60,855)	$—	$—	$—	$(60,855)

	As of December 31, 2017
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$25,622,430	$—	$—	$—	$25,622,430
Payables	23,807,378	—	—	104,755	23,912,133
Guarantee deposits	95,085	14,071	29,876	425,544	564,576
Bonds payable	26,321,530	5,564,967	10,590,265	8,689,971	51,166,733
Long-term loans	3,855,962	8,728,249	13,397,515	13,450,444	39,432,170
Other financial liabilities-noncurrent	—	—	13,402,849	8,935,552	22,338,401

Total	$79,702,385	$14,307,287	$37,420,505	$31,606,266	$163,036,443

Details of Forward Exchange Contracts

. The details of forward exchange contracts entered into by UMC are summarized as follows:

As of December 31, 2016

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell US$285 million	December 1, 2016~February 16, 2017

Reconciliations for Fair Value Measurement in Level 3 Fair Value Hierarchy

Reconciliations for fair value measurement in Level 3 fair value hierarchy were as follows:

		Available-for-sale financial assets
		Common stock	Funds	Preferred stock	Total
		NT$	NT$	NT$	NT$
		(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2016		$7,138,180	$782,409	$1,166,256	$9,086,845
Recognized in profit (loss)		(157,547)	(13,152)	(160,081)	(330,780)
Recognized in other comprehensive income (loss)		517,475	22,651	(5,691)	534,435
Acquisition		20,702	180,022	121,453	322,177
Disposal		(34,732)	(20,945)	—	(55,677)
Transfer to Level 3		211,217	—	95,030	306,247
Exchange effect		(7,543)	(8,689)	(13,378)	(29,610)

As of December 31, 2016		$7,687,752	$942,296	$1,203,589	$9,833,637

	Financial assets at fair value through profit or loss	Available-for-sale financial assets
	Option	Common stock	Funds	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$—	$7,687,752	$942,296	$1,203,589	$9,833,637
Recognized in profit (loss)	31,605	(240,037)	(64,515)	(14,364)	(318,916)
Recognized in other comprehensive income (loss)	—	(551,004)	26,269	(32,081)	(556,816)
Acquisition	—	170,457	266,992	429,627	867,076
Disposal	—	(244,970)	—	—	(244,970)
Return of Capital	—	—	(6,369)	—	(6,369)
Transfer to Level 3	—	87,830	—	342,832	430,662
Transfer out of Level 3	—	(181,637)	—	—	(181,637)
Exchange effect	—	(34,072)	(47,264)	(64,193)	(145,529)

As of December 31, 2017	$31,605	$6,694,319	$1,117,409	$1,865,410	$9,677,138

Recurring fair value measurement [Member]
Statement [LineItems]
Assets and Liabilities Measured and Recorded at Fair Value
a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$665,160	$49,009	$—	$714,169
Financial assets at fair value through profit or loss, noncurrent	171,700	43,035	—	214,735
Available-for-sale financial assets, noncurrent	10,517,662	64,242	9,833,637	20,415,541
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	60,855	—	60,855

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$663,138	$22,175	$31,605	$716,918
Financial assets at fair value through profit or loss, noncurrent	174,760	16,245	—	191,005
Available-for-sale financial assets, noncurrent	10,959,194	—	9,677,138	20,636,332

Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
Statement [LineItems]
Assets and Liabilities Measured and Recorded at Fair Value

The fair values of the Company’s short-term financial instruments including cash and cash equivalents, receivables, refundable deposits, other financial assets-current, short-term loans, payables and guarantee deposits approximate their carrying amount due to their maturities within one year.

As of December 31, 2016

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$42,835,431	$25,182,667	$17,652,764	$—	$41,980,931
Long-term loans (current portion included)	29,248,690	—	29,248,690	—	29,248,690

As of December 31, 2017

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$49,342,714	$31,422,772	$17,919,942	$—	$48,517,631
Long-term loans (current portion included)	32,165,336	—	32,165,336	—	32,165,336